Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037

Boston Common Funds
Boston Common ESG Impact U.S. Equity Fund
TICKER: BCAMX

Supplement dated July 22, 2025 to
the Statutory Prospectus dated January 31, 2025

Effective July 1, 2025 (the “Effective Date”), Matt Meade serves as portfolio manager of the Boston Common ESG Impact U.S. Equity Fund (the “Fund”). Additionally, as of the Effective Date, Margien Tolson, who has retired, will no longer serve as portfolio manager of the Fund. Accordingly, as of the Effective Date, all references to Margien Tolson as a Portfolio Manager in the Fund’s Statutory prospectus are deleted in their entirety.

The section titled “Summary Section - Impact U.S. Equity Fund - Portfolio Managers” on page 18 of the prospectus is deleted and replaced with the following:

Name	Title	Managed the Fund Since
Geeta B. Aiyer, CFA	Chief ESG Strategist	April 2012
Praveen Abichandani, CFA	Portfolio Manager	April 2012
Steven Heim	Director, ESG Research	April 2012
Kim Ryan	Portfolio Manager	August 2024
Matt Meade	Portfolio Manager	July 2025

The section titled “Management of the Funds - Portfolio Managers” on page 50 of the prospectus is amended to include the following information.

Matt Meade, CFA
Portfolio Manager
Matt has been with Boston Commons since 2012, when he served as a Client Relationship Manager for the firm. In 2017, he served as a Global Equity Analyst before joining the Portfolio Management team in 2025. He is jointly responsible for the day-to-day management of the Impact U.S. Equity Fund.

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Please retain this supplement with your Statutory Prospectus.

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037
Boston Common Funds
Boston Common ESG Impact U.S. Equity Fund
TICKER: BCAMX

Supplement dated July 22, 2025 to
the Statement of Additional Information (“SAI”) dated January 31, 2025

Effective July 1, 2025, (the “Effective Date”) Matt Meade serves as portfolio manager of the Boston Common ESG Impact U.S. Equity Fund (the “Fund”). Additionally, as of the Effective Date, Margien Tolson will no longer serve as portfolio manager of the Fund. Accordingly, as of the Effective Date, all references to Margien Tolson as a Portfolio Manager in the Fund’s SAI are deleted in their entirety.

The following information is added to the table in the section titled “Portfolio Managers” on beginning on page 28 of the Fund’s SAI.

The following provides information regarding other accounts managed by the portfolio manager as of June 30, 2025. Asset amounts are approximate and have been rounded.

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Matt Meade
Other Registered Investment Companies	0	$0	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	198	$700,749,316	0	$0

Filed pursuant to Rule 497(e)
File Nos. 033-12213; 811-05037
The following information is added to the table in the section titled “Portfolio Managers’ Ownership Interest in the Funds” on page 30 of the SAI.

The following indicates the dollar range of beneficial ownership of the Funds’ shares by the portfolio manager as of June 30, 2025 using the following ranges: None; $1-$10,000; $10,001-$50,000; $50,001-$100,000; $100,001-$500,000; $500,001-$1,000,000; and over $1,000,000:

Name of Portfolio Manager	Dollar Range of Equity Securities in the International Fund Beneficially Owned	Dollar Range of Equity Securities in the U.S. Equity Fund Beneficially Owned	Dollar Range of Equity Securities in the Emerging Markets Fund Beneficially Owned	Dollar Range of Equity Securities in the U.S. Value Fund Beneficially Owned
Matt Meade	$1-$10,000	$1-$10,000	None	None

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Please retain this supplement with your SAI.